Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 11, 2018
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Jul. 11, 2018
Document Effective Date	Jul. 11, 2018
Prospectus Date	Aug. 30, 2017
AllianzGI Small-Cap Fund | Class A
Prospectus:
Trading Symbol	AZBAX
AllianzGI Small-Cap Fund | Class C
Prospectus:
Trading Symbol	AZBCX
AllianzGI Small-Cap Fund | Institutional Class
Prospectus:
Trading Symbol	AZBIX
AllianzGI Small-Cap Fund | Class P
Prospectus:
Trading Symbol	AZBPX